Revenues and Deferred Revenue - Schedule of Disaggregated Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 1,982,505		¥ 974,678	¥ 424,086
Less: sales tax and surcharges	(8,520)		(4,516)	(5,176)
Total net revenues	1,973,985	$ 287,104	970,162	418,910
Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	1,975,544		968,672	418,274
Degree- or Diploma-oriented Post-secondary Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	1,814,178		822,832	296,269
Professional Certification Preparation and Professional Skills Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	161,366		145,840	122,005
Commissions
Disaggregation Of Revenue [Line Items]
Total revenues	6,374		4,105	4,528
Other Revenue
Disaggregation Of Revenue [Line Items]
Total revenues	587		1,901	1,284
Refundable | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	85,630		126,277	79,541
Non-refundable | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 1,889,914		¥ 842,395	¥ 338,733